GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Allot Communications Ltd. ("the Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing intelligent IP service optimization solutions for mobile, DSL and wireless broadband carriers, cable operator service providers, and enterprises. The Company's portfolio of hardware platforms and software applications utilizes advanced deep packet inspection technology to transform broadband pipes into smart networks that can rapidly and efficiently manage data over mobile and wireline networks and deploy value added Internet services. The Company's products consist of the Service Gateway and NetEnforcer traffic management systems, the NetXplorer and Subscribe Management Platform application management suites and value added services such as the Service Protector network protection solution, the MediaSwift video caching solution and the WebSafe network service.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November, 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.  In November 2011, the Company completed a secondary public offering for a total amount of approximately $85,000 at an average price per share of $13.47.

The Company holds eight wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Woburn, Massachusetts, United-States ("the U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France ("the European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan ("the Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited ("the UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot Communications (New Zealand) Limited. ("the NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand, Ortiva Wireless Inc. ("Ortiva") in San Diego, California which was incorporated in 2004 under the laws of the state of Delaware and Oversi Networks Ltd. ("Oversi") in Petach Tikva, Israel, which was incorporated in 2004 under the laws of Israel.

As of December 31, 2012, Ortiva was merged into the Communications Inc and Oversi was merged into Allot Communications Ltd.

The U.S. subsidiary commenced operations in 1997. It is engaged in the sale, marketing and technical support and research and development services in the Americas of products manufactured and imported by the Company. The European, Japanese, UK and Singaporean subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, UK and Asia Pacific, respectively. The NZ subsidiary commenced its operations in 2008 and is engaged in the research and development activities related to the Service Protector and technical support services for this product.

b.	Acquisitions:

1.
On May 15, 2012 ("the Ortiva acquisition date"), the Company entered into a share purchase agreement ("SPA") with the shareholders of Ortiva Wireless Inc. ("Ortiva") a private, California-based company that develops video optimization solutions for mobile and internet networks. The Company paid $ 10,816 in cash as consideration for all the shares of Ortiva.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805. Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill.

The results of Ortiva's operations have been included in the Company's consolidated financial statements since the Ortiva acquisition date. Revenues recognized from the Ortiva acquisition date to December 31, 2012 were $ 3,404.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$1,967
Equipment	459
Deferred revenues	(1,803)
Current and non-current liabilities	(3,949)
Deferred tax assets, net	409
Technology	3,899
Backlog	910
Goodwill	8,924

Net assets acquired	$10,816

The fair value of intangible assets was determined by management with the assistance of a third party valuation.

Technology includes Ortiva's internally developed proprietary technologies and platforms for video optimization. The technology is being amortized over the estimated useful life of 9.6 years using the straight line method.

Backlog from customer orders is amortized over the estimated useful life of 1.6 years.

2.
On September 4, 2012, (the "Oversi acquisition date") Company entered into a share purchase agreement ("Oversi SPA") with the shareholders of Oversi Networks Ltd ("Oversi"), a private, Israeli-based company that develops and sells products and systems for caching Internet content.

The total consideration for the acquisition was $ 17,349, which consisted of $ 16,000 in cash and contingent consideration estimated at fair value of $ 1,349 at the Oversi acquisition date.

Pursuant to the SPA, the Company has a contingent liability to pay additional consideration if Oversi reaches a certain threshold of bookings for the year ended December 31, 2012. As of December 31, 2012, the fair value of the contingent consideration was determined to be $ 1,088, to be paid on April 15, 2013, and is presented in other payables and accrued expenses. The change in fair value of the contingent consideration was recorded in general and administrative expenses.

The acquisition of Oversi was accounted for using the purchase method of accounting in accordance with ASC 805. Accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed. The excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill.

The results of Oversi's operations have been included in the Company consolidated financial statements since September 4, 2012. Revenues recognized from the Oversi acquisition date to December 31, 2012 were $ 1,954.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$4,182
Equipment and other assets	138
Deferred revenues	(936)
Other current liabilities	(2,038)
Bank loan	(1,952)
Technology	6,826
Backlog	1,491
Customer relationships	899
Goodwill	8,739

Net assets acquired	$17,349

The fair value of the intangible assets and the contingent consideration was determined by management with the assistance of a third party valuation.

Technology includes rich-media caching and content delivery solutions for peer to peer, Internet video and other media applications. The technology is amortized over the estimated useful life of 6.3 years using the straight line method.

Backlog from customer orders is  amortized over the estimated useful life of 1.4 years.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 4.3 years.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2012 and 2011, to give effect to the acquisitions of Ortiva and Oversi as if they had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2011, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2011
	Unaudited

Revenues	$107,598		$87,177
Net loss	$(16,938)	$	(915)